Summary of Significant Accounting Policies (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of fair value of stock option granted
Volatility	39.70%	39.52%	38.98%
Interest Rates	1.24%	1.58%	2.16%
Dividend Yields	3.17%	3.03%	2.68%
Weighted Average Life (in years)	7 years	7 years	7 years 2 months 12 days